Average Annual Total Returns - Thrivent Small Cap Index Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.11%	12.14%	11.62%	11.29%	12.37%	11.92%